S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - TCGX Sponsor, LLC [Member]	Jul. 20, 2026 USD ($) shares
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	2,156,250
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Private Placement Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	425,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 4,250,000
Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	3,000,000
Underwriting Commissions [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 300,000